STOCK-BASED COMPENSATIONS	12 Months Ended
Dec. 31, 2022
STOCK-BASED COMPENSATIONS
STOCK-BASED COMPENSATIONS

31.   STOCK-BASED COMPENSATIONS

The Group has a number of share plans used to award shares to directors, executive officers and employees as part of their remuneration package. The Group share plans include both equity-settled and cash-settled compensations.

Equity-settled share based awards are measured at fair value (excluding the effect on non-market-based conditions) at the date of grant. The fair value determined at the grant date of equity-settled share-based award is based on the Group’s estimate of the shares that will eventually vest and adjusted for the effect of non-market based conditions.

For cash-settled based awards the fair value is newly determined at each reporting date and at the settlement date, the changes in the fair value are recognized in profit or loss, until the liability under the share plan is settled.

The share awards granted in 2021 have an attached market condition based on Group’s market capitalization. The share awards granted before 2021 had only performance condition related to certain financial target (Free Cash Flow), which were treated as non-market vesting conditions.

The fair value of share awards is based on the observed market price of the Group’s ordinary shares, adjusted for expected dividends reduced to the current value using a risk-free interest rate.

The equity-settled share based awards displayed the following development in the financial years 2022 and 2021:

	Twelve month ended December 31,
	2022			2021
			Weighted-			Weighted-
			average fair			average fair
	Shares		value per share	Shares		value per share
	(in thousands)		(in RUB)	(in thousands)		(in RUB)

Outstanding at the beginning of the period	20,666		327	3,194		424
Granted during the period	10,767		240	18,733		249
Forfeited during the period	(2,747)		400	(447)		407
Exercised during the period	(4,594)	(1)	240	(814)	(2)	406
Outstanding at the end of the period	24,092		339	20,666		327
Exercisable at the end of the period	11,063		312	6,246		361
(1)    The weighted-average exercise price of shares was RUB 297.
(2)    The weighted-average exercise price of shares was RUB 375.

The equity-settled share based awards were estimated using the following range of exercise prices and the weighted-average remaining contractual terms:

	December 31, 2022
			Weighted-
			average
		Range of	remaining
	Shares (in	exercise prices	contractual term
	thousands)	(in RUB)	(in month)

Outstanding shares	24,092
Incl. to be exercised in 2023	11,063	230-240	3
to be exercised in 2024	10,099	320-330	15
to be exercised in 2025	2,930	320-660	27

The cash-settled share based awards displayed the following development in the financial years 2022 and 2021:

	Twelve month ended December 31,
	2022			2021
			Weighted-			Weighted-
			average fair			average fair
	Shares		value per share	Shares		value per share
	(in thousands)		(in RUB)	(in thousands)		(in RUB)
Outstanding at the beginning of the period	3,485		373	725		707
Granted during the period	5,189		328	3,788		423
Forfeited during the period	(585)		515	(298)		678
Exercised during the period	(1,593)	(1)	591	(729)	(1)	707
Outstanding at the end of the period	6,496		333	3,485		402
Exercisable at the end of the period	2,468		319	1,598		638
(1)The weighted-average exercise price of shares is equal weighted-average fair value.

The liability under cash-settled awards was estimated using the following range of exercise prices and the weighted-average remaining contractual terms:

	December 31, 2022
			Weighted-
			average
		Range of	remaining
	Shares	exercise prices	contractual term
	(in thousands)	(in RUB)	(in month)

Outstanding shares, Incl.	6,496
to be exercised in 2023, based on ordinary shares	2,468	236	3
to be exercised in 2024, based on ordinary shares	2,091	320-330	15
to be exercised in 2025, based on ordinary shares	1,938	320-488	27

Due to high volatility of Russian stock market at the end of the financial year 2021, the market performance condition for equity-settled share based awards granted in 2021 was modified. The resulting change in the incremental fair value of the share-based compensation totaled to RUB 145 per share for instruments to be executed as of December 31, 2021, RUB 68 per share for instruments to be executed as of December 31, 2022, and RUB 49 per share for instruments to be executed as of December 31, 2023, respectively.

Total expense in respect of Group’s share plans included in the consolidated statement of profit or loss in the financial year 2022 and 2021 totaled to RUB 5,662 million and RUB 4,767 million, respectively, thereof RUB 4,423 million and RUB 3,690 related to equity-settled share based awards.

As of December 31, 2022 and 2021, total liabilities recorded for share-based awards amounted to RUB 5,286 million and RUB 2,285 million, respectively.

The fair value of share-based awards vested at December 31, 2022 and December 31, 2021 was RUB 1,545 million and RUB 1,530 million, respectively.